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Wilmington Enhanced Dividend Income Strategy Fund
PORTFOLIO OF INVESTMENTS
July 31, 2025 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 97.2%
COMMUNICATION SERVICES − 4.0%
DIVERSIFIED TELECOMMUNICATION SERVICES − 2.7%
Verizon Communications, Inc.	50,150	$2,144,414
MEDIA − 1.3%
Omnicom Group, Inc.	14,735	1,061,657
TOTAL COMMUNICATION SERVICES		$3,206,071
CONSUMER DISCRETIONARY − 4.7%
HOTELS, RESTAURANTS & LEISURE − 3.0%
McDonald's Corp.	3,180	954,223
Restaurant Brands International, Inc.	1	68
Starbucks Corp.	16,500	1,471,140
		$2,425,431
SPECIALTY RETAIL − 1.7%
Home Depot, Inc. (The)	3,685	1,354,274
TOTAL CONSUMER DISCRETIONARY		$3,779,705
CONSUMER STAPLES − 7.7%
BEVERAGES − 1.2%
PepsiCo., Inc.	7,260	1,001,299
CONSUMER STAPLES DISTRIBUTION & RETAIL − 1.2%
Target Corp.	9,175	922,088
HOUSEHOLD PRODUCTS − 1.3%
Procter & Gamble Co. (The)	6,925	1,042,005
PERSONAL CARE PRODUCTS − 1.9%
Unilever PLC, ADR	26,750	1,563,002
TOBACCO − 2.1%
Philip Morris International, Inc.	10,075	1,652,804
TOTAL CONSUMER STAPLES		$6,181,198
ENERGY − 7.3%
OIL, GAS & CONSUMABLE FUELS − 7.3%
Chevron Corp.	13,075	1,982,693
Enbridge, Inc.	19,100	865,039
Exxon Mobil Corp.	13,475	1,504,349
Valero Energy Corp.	10,650	1,462,351
TOTAL ENERGY		$5,814,432
FINANCIALS − 24.1%
BANKS − 12.1%
Bank of America Corp.	76,900	3,635,063
JPMorgan Chase & Co.	16,250	4,813,900
Regions Financial Corp.	48,400	1,225,972
Toronto-Dominion Bank (The)	1	73
		$9,675,008
CAPITAL MARKETS − 7.7%
Blackrock, Inc.	1,870	2,068,239
Description	Number of Shares	Value
CME Group, Inc.	5,160	$1,435,925
Morgan Stanley	19,025	2,710,301
		$6,214,465
INSURANCE − 4.3%
MetLife, Inc.	22,925	1,741,154
Old Republic International Corp.	47,925	1,733,447
		$3,474,601
TOTAL FINANCIALS		$19,364,074
HEALTH CARE − 12.5%
BIOTECHNOLOGY − 2.5%
AbbVie, Inc.	10,625	2,008,337
HEALTH CARE EQUIPMENT & SUPPLIES − 2.2%
Medtronic PLC	19,950	1,800,288
HEALTH CARE PROVIDERS & SERVICES − 1.6%
UnitedHealth Group, Inc.	5,020	1,252,791
PHARMACEUTICALS − 6.2%
Johnson & Johnson	13,050	2,149,857
Pfizer, Inc.	65,575	1,527,242
Sanofi SA, ADR	28,650	1,307,586
		$4,984,685
TOTAL HEALTH CARE		$10,046,101
INDUSTRIALS − 8.9%
AEROSPACE & DEFENSE − 1.3%
Lockheed Martin Corp.	2,550	1,073,499
AIR FREIGHT & LOGISTICS − 0.0%**
United Parcel Service, Inc., Class B	1	86
BUILDING PRODUCTS − 3.6%
Johnson Controls International PLC	27,750	2,913,750
ELECTRICAL EQUIPMENT − 0.0%**
nVent Electric PLC	1	79
MACHINERY − 4.0%
Caterpillar, Inc.	4,350	1,905,387
PACCAR, Inc.	12,850	1,269,066
		$3,174,453
TOTAL INDUSTRIALS		$7,161,867
INFORMATION TECHNOLOGY − 15.5%
COMMUNICATIONS EQUIPMENT − 3.0%
Cisco Systems, Inc.	34,725	2,364,078
IT SERVICES − 2.6%
International Business Machines Corp.	8,335	2,110,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 9.9%
Broadcom, Inc.	14,950	4,390,815
QUALCOMM, Inc.	14,525	2,131,689
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Enhanced Dividend Income Strategy Fund (concluded)
Description	Number of Shares	Value
Texas Instruments, Inc.	7,850	$1,421,321
		$7,943,825
TOTAL INFORMATION TECHNOLOGY		$12,417,908
MATERIALS − 1.7%
CHEMICALS − 1.7%
Air Products & Chemicals, Inc.	4,840	1,393,339
TOTAL MATERIALS		$1,393,339
REAL ESTATE − 4.9%
HEALTH CARE REITS − 1.2%
Healthpeak Properties, Inc.	57,050	966,427
RESIDENTIAL REITS − 1.4%
AvalonBay Communities, Inc.	6,275	1,168,907
SPECIALIZED REITS − 2.3%
American Tower Corp.	3,175	661,638
VICI Properties, Inc.	35,475	1,156,485
		$1,818,123
TOTAL REAL ESTATE		$3,953,457
Description	Number of Shares	Value
UTILITIES − 5.9%
ELECTRIC UTILITIES − 5.9%
American Electric Power Co., Inc.	16,785	$1,899,055
Duke Energy Corp.	15,350	1,867,174
NextEra Energy, Inc.	13,200	937,992
TOTAL UTILITIES		$4,704,221
TOTAL COMMON STOCKS (COST $56,814,719)		$78,022,373
MONEY MARKET FUND − 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%^	2,209,889	2,209,889
TOTAL MONEY MARKET FUND (COST $2,209,889)		$2,209,889
TOTAL INVESTMENTS − 99.9% (COST $59,024,608)		$80,232,262
OTHER ASSETS LESS LIABILITIES − 0.1%		49,553
TOTAL NET ASSETS − 100.0%		$80,281,815
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$78,022,373	$—	$—	$78,022,373
Money Market Fund	2,209,889	—	—	2,209,889
Total	$80,232,262	$—	$—	$80,232,262
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
PLC	Public Limited Company
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

July 31, 2025 (unaudited)